UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-08234
TIFF Investment Program, Inc
(Exact name of registrant as specified in charter)
590 Peter Jefferson Parkway, Suite 250, Charlottesville, VA	22911
(Address of principal executive offices)	(Zip code)
Richard J. Flannery, President and Principal Executive Officer 590 Peter Jefferson Parkway, Charlottesville, 22911
(Name and address of agent for service)
Registrant’s telephone number, including area code:	(434) 817-8200
Date of fiscal year end:	12/31/2006
Date of reporting period:	03/31/2006

Item 1. Schedule of Investments.

The schedule of investments for the period ending March 31, 2006 is filed herewith.

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)                     March 31, 2006

Number of
Shares		Value
	Common Stocks — 41.4%
	US Common Stocks — 18.7%
	Aerospace and Defense — 0.2%
8,700	Lockheed Martin Corp.	$653,631
8,200	Northrop Grumman Corp.	559,978
21,500	Raytheon Co.	985,560
		2,199,169
	Airlines — 0.2%
55,300	AMR Corp. *	1,495,865
44,400	Northwest Airlines Corp. *	19,980
13,400	US Airways Group, Inc. (New) *	536,000
		2,051,845
	Apparel — 0.1%
13,600	Coach, Inc. *	470,288
5,200	Nike, Inc., Class B	442,520
		912,808
	Auto Manufacturers and Parts — 0.1%
48,600	Ford Motor Co.	386,856
6,400	Paccar, Inc.	451,072
		837,928
	Banking — 1.0%
123,600	Bank of America Corp.	5,628,744
6,500	Comerica, Inc.	376,805
13,300	Keycorp	489,440
121,300	Mellon Financial Corp.	4,318,280
5,300	National City Corp.	184,758
5,400	UnionBanCal Corp.	378,864
8,000	Wachovia Corp.	448,400
8,200	Wells Fargo & Co.	523,734
		12,349,025
	Beverages, Food and Tobacco — 0.7%
23,800	Altria Group, Inc.	1,686,468
6,100	Campbell Soup Co.	197,640
14,200	Coca-Cola Co. (The)	594,554
89,600	ConAgra Foods, Inc.	1,922,816
7,900	General Mills, Inc.	400,372
65,000	H.J. Heinz Co.	2,464,800
24,500	Kroger Co. (The) *	498,820
9,700	PepsiCo, Inc.	560,563
4,600	Reynolds American, Inc.	485,300
		8,811,333

	Biotechnology — 0.1%
10,900	Amgen, Inc. *	$792,975
2,400	Genentech, Inc. *	202,824
		995,799
	Chemicals — 0.0% (h)
4,000	Dow Chemical Co. (The)	162,400
4,000	Rohm & Haas Co.	195,480
		357,880
	Coal — 0.2%
16,900	Consol Energy, Inc.	1,253,304
24,700	Massey Energy Co.	890,929
		2,144,233
	Commercial Services — 0.4%
10,100	Cendant Corp.	175,235
4,000	Learning Tree International, Inc. *	48,480
3,350	Live Nation, Inc. *	66,464
10,100	McKesson Corp.	526,513
32,000	Moody’s Corp.	2,286,720
32,000	Viad Corp.	1,096,960
9,600	Watson Wyatt Worldwide, Inc.	312,096
		4,512,468
	Computers — 0.6%
4,700	Apple Computer, Inc. *	294,784
4,700	Computer Sciences Corp. *	261,085
33,700	Dell, Inc. *	1,002,911
10,600	DST Systems, Inc. *	614,164
8,200	Electronic Data Systems Corp.	220,006
69,700	Hewlett-Packard Co.	2,293,130
5,700	IBM	470,079
8,700	Lexmark International, Inc. *	394,806
262,400	Sun Microsystems, Inc. *	1,346,112
		6,897,077
	Cosmetics and Personal Care — 0.0% (h)
9,100	Estee Lauder Companies, Inc. (The), Class A	338,429
2,900	Procter & Gamble Co.	167,098
		505,527
	Electric Utilities — 0.1%
4,600	American Electric Power Co., Inc.	156,492
3,800	Constellation Energy Group, Inc.	207,898
9,600	Edison International	395,328
4,400	FirstEnergy Corp.	215,160
6,300	PG&E Corp.	245,070
3,800	TXU Corp.	170,088
		1,390,036

	Electrical Components and Equipment — 0.1%
3,100	Emerson Electric Co.	$259,253
40,200	Superior Essex, Inc. *	1,022,688
		1,281,941
	Entertainment and Leisure — 0.1%
5,300	International Game Technology	186,666
9,400	International Speedway Corp., Class A	478,460
		665,126
	Environmental Control — 0.0% (h)
5,800	Waste Management, Inc.	204,740
	Financial Services — 1.4%
57,100	American Express Co.	3,000,605
39,040	Ameriprise Financial, Inc.	1,756,410
1,500	Bear Stearns Companies, Inc. (The)	208,050
8,000	CIT Group, Inc.	428,160
96,500	Citigroup, Inc.	4,557,695
12,600	Goldman Sachs Group, Inc.	1,977,696
5,600	JPMorgan Chase & Co.	233,184
4,800	Lehman Brothers Holdings, Inc.	693,744
10,700	Merrill Lynch & Co., Inc.	842,732
52,900	Morgan Stanley	3,323,178
		17,021,454
	Forest Products and Paper — 0.4%
132,900	International Paper Co.	4,594,353
	Healthcare Products — 0.1%
16,000	Johnson & Johnson	947,520
	Healthcare Services — 0.0% (h)
11,500	Aetna, Inc.	565,110
	Heavy Machinery — 0.0% (h)
7,200	Caterpillar, Inc.	517,032
	Home Builders — 0.1%
11,100	D.R. Horton, Inc.	368,742
57,500	Fleetwood Enterprises, Inc. *	642,275
		1,011,017
	Household Products and Wares — 0.2%
3,200	Clorox Co. (The)	191,520
7,900	Kimberly-Clark Corp.	456,620
29,400	Scotts Miracle-Gro Co. (The)	1,345,344
		1,993,484
	Insurance — 0.4%
9,600	Allstate Corp. (The)	500,256
669	Berkshire Hathaway, Inc., Class B *	2,015,028
3,900	Loews Corp.	394,680
13,000	MBIA, Inc.	781,690

15,500	Mercury General Corp.	$850,950
7,900	MGIC Investment Corp.	526,377
8,700	Principal Financial Group	424,560
		5,493,541
	Internet — 0.1%
14,900	Amazon.Com, Inc. *	544,595
18,900	Blue Nile, Inc. *	665,091
26,500	Priceline.com, Inc. *	658,260
		1,867,946
	Lodging — 0.1%
3,400	Marriott International, Inc., Class A	233,240
9,000	Starwood Hotels & Resorts Worldwide, Inc.	609,570
		842,810
	Media — 1.0%
6,800	CBS Corp., Class A	163,880
126,200	CBS Corp., Class B	3,026,276
26,800	Clear Channel Communications, Inc.	777,468
37,400	Comcast Corp., Class A *	976,888
39,100	Discovery Holding Co., Class A *	586,500
15,700	Dow Jones & Co., Inc.	617,010
2,300	Gannett Co., Inc.	137,816
51,815	Hollinger International, Inc.	434,210
58,867	Liberty Global, Inc., Class A *	1,205,007
58,867	Liberty Global, Inc., Class C *	1,162,623
121,000	Liberty Media Corp., Class A *	993,410
10,800	McGraw-Hill Companies, Inc. (The)	622,296
284,900	Primedia, Inc. *	589,743
10,300	Time Warner, Inc.	172,937
5,800	Univision Communications, Inc., Class A *	199,926
6,800	Viacom, Inc., Class A *	263,568
		11,929,558
	Metals and Mining — 0.7%
179,800	Alcoa, Inc.	5,494,688
42,000	Freeport-McMoRan Copper & Gold, Inc., Class B	2,510,340
5,800	Nucor Corp.	607,782
		8,612,810
	Miscellaneous Manufacturing — 0.4%
3,800	Eaton Corp.	277,286
103,900	General Electric Co.	3,613,642
2,200	Illinois Tool Works, Inc.	211,882
11,000	Ingersoll-Rand Co. Ltd.	459,690
3,200	Textron, Inc.	298,848
		4,861,348
	Office and Business Equipment — 0.1%
98,500	Xerox Corp. *	1,497,200

	Oil and Gas — 2.6%
2,000	Anadarko Petroleum Corp.	$202,020
23,600	Burlington Resources, Inc.	2,169,076
51,000	Chevron Corp.	2,956,470
31,800	ConocoPhillips	2,008,170
8,900	Devon Energy Corp.	544,413
49,400	EOG Resources, Inc.	3,556,800
96,260	Exxon Mobil Corp.	5,858,384
19,475	GlobalSantaFe Corp.	1,183,106
6,600	Marathon Oil Corp.	502,722
26,400	Newfield Exploration Co. *	1,106,160
27,000	Noble Energy, Inc.	1,185,840
6,000	Sunoco, Inc.	465,420
16,300	Transocean, Inc. *	1,308,890
93,600	Valero Energy Corp.	5,595,408
69,366	XTO Energy, Inc.	3,022,277
		31,665,156
	Oil and Gas Services — 0.2%
16,900	Baker Hughes, Inc.	1,155,960
23,400	Halliburton Co.	1,708,668
		2,864,628
	Pharmaceuticals — 1.3%
9,900	Abbott Laboratories	420,453
9,100	AmerisourceBergen Corp.	439,257
28,300	Bristol-Myers Squibb Co.	696,463
9,100	Cardinal Health, Inc.	678,132
4,700	Forest Laboratories, Inc. *	209,761
100,000	Merck & Co., Inc.	3,523,000
191,700	Pfizer, Inc.	4,777,164
89,700	Schering-Plough Corp.	1,703,403
61,700	Wyeth	2,993,684
		15,441,317
	Pipelines — 0.2%
25,800	Equitable Resources, Inc.	941,958
25,200	Western Gas Resources, Inc.	1,215,900
		2,157,858
	Real Estate — 2.3%
38,700	Acadia Realty Trust REIT	911,385
35,874	BNP Residential Properties, Inc. REIT	602,683
16,000	Boston Properties, Inc. REIT	1,492,000
21,800	BRE Properties, Inc. REIT	1,220,800
19,900	Brookfield Properties Corp.	679,585
13,300	Camden Property Trust REIT	958,265
23,000	Digital Realty Trust, Inc. REIT	645,840
12,600	EastGroup Properties, Inc. REIT	597,744
52,700	Equity Residential REIT	2,465,833

23,000	FelCor Lodging Trust, Inc. REIT	$485,300
41,500	Forest City Enterprises, Inc., Class A	1,956,725
29,900	Maguire Properties, Inc. REIT	1,091,350
15,600	Mid-America Apartment Communities, Inc. REIT	854,100
28,000	Nationwide Health Properties, Inc. REIT	602,000
38,000	Prologis REIT	2,033,000
5,800	Public Storage, Inc. REIT	471,134
40,000	Reckson Associates Realty Corp. REIT	1,832,800
11,600	Shurgard Storage Centers, Inc. - Class A REIT	772,908
17,400	Simon Property Group, Inc. REIT	1,464,036
7,500	SL Green Realty Corp. REIT	761,250
51,900	Strategic Hotels & Resorts, Inc. REIT	1,208,232
19,900	Sunstone Hotel Investors, Inc. REIT	576,503
6,200	Taubman Centers, Inc. REIT	258,354
48,800	Trizec Properties, Inc. REIT	1,255,624
54,394	Ventas, Inc. REIT	1,804,793
7,800	Vornado Realty Trust REIT	748,800
		27,751,044
	Retail — 0.7%
54,000	99 Cents Only Stores *	732,240
7,200	Best Buy Co., Inc.	402,696
105,700	Blockbuster, Inc., Class B	378,406
76,000	Costco Wholesale Corp.	4,116,160
19,500	Home Depot, Inc.	824,850
8,200	Limited Brands, Inc.	200,572
9,800	Nordstrom, Inc.	383,964
8,400	Starbucks Corp. *	316,176
4,400	Target Corp.	228,844
8,600	Yum! Brands, Inc.	420,196
		8,004,104
	Semiconductors — 0.2%
38,180	Agere Systems, Inc. *	573,082
41,000	Intel Corp.	793,350
6,900	National Semiconductor Corp.	192,096
22,500	Texas Instruments, Inc.	730,575
		2,289,103
	Software — 0.8%
8,800	Fiserv, Inc. *	374,440
48,600	IMS Health, Inc.	1,252,422
3,500	Intuit, Inc. *	186,165
214,900	Microsoft Corp.	5,847,429
147,800	Oracle Corp. *	2,023,382
		9,683,838
	Telecommunications — 1.3%
35,000	Alltel Corp.	2,266,250
49,500	American Tower Corp., Class A *	1,500,840
39,800	AT&T, Inc.	1,076,191

15,900	BellSouth Corp.	$550,935
129,900	Cincinnati Bell, Inc. *	587,148
51,700	Cisco Systems, Inc. *	1,120,339
30,800	Crown Castle International Corp. *	873,180
78,100	Level 3 Communications, Inc. *	401,434
403,000	Lucent Technologies, Inc. *	1,229,150
8,200	Qualcomm, Inc.	415,002
15,900	SBA Communications Corp. *	372,219
69,585	Sprint Nextel Corp.	1,798,076
120,100	Verizon Communications, Inc.	4,090,606
		16,281,370
	Transportation — 0.2%
5,000	Burlington Northern Santa Fe Corp.	416,650
3,900	FedEx Corp.	440,466
50,500	Kansas City Southern *	1,247,350
		2,104,466
	Total US Common Stocks (Cost $188,385,480)	226,115,002
	Foreign Common Stocks — 22.7%
	Australia — 1.1%
288,217	Alumina Ltd.	1,513,126
323,257	Amcor Ltd.	1,703,789
22,857	Australia and New Zealand Banking Group Ltd.	431,406
12,000	Caltex Australia Ltd.	164,158
169,811	Coles Myer Ltd.	1,292,524
415,273	Foster’s Group Ltd.	1,571,318
20,000	Iluka Resources Ltd.	111,452
131,961	National Australia Bank Ltd.	3,538,562
22,000	Rinker Group Ltd.	308,939
73,442	Santos Ltd.	593,732
643,536	Telstra Corp. Ltd.	1,716,380
		12,945,386
	Belgium — 0.2%
59,000	Fortis	2,097,570
	Brazil — 0.9%
61,400	Cia Siderurgica Nacional SA - ADR †	1,929,188
122,500	Cia Vale do Rio Doce - ADR †	5,295,675
32,700	Petroleo Brasileiro SA - ADR †	2,834,109
52,700	Votorantim Celulose e Papel SA - ADR †	852,686
		10,911,658
	Canada — 3.8%
200,400	Abitibi-Consolidated, Inc. - NYSE Shares	831,660
90,300	Abitibi-Consolidated, Inc. - TSE Shares	373,863
11,800	ACE Aviation Holdings, Inc., Class A *	344,310
22,000	Alcan, Inc.	1,007,595
32,316	Barrick Gold Corp.	880,288

7,000	BCE, Inc. - NYSE Shares	$168,420
21,500	BCE, Inc. - TSE Shares	518,425
584,700	Bombardier, Inc., Class B *	1,704,080
121,200	Cameco Corp.	4,363,200
125,000	Canadian Natural Resources Ltd.	6,953,969
23,500	Domtar, Inc.	167,195
10,300	EnCana Corp. - NYSE Shares	481,319
111,000	EnCana Corp. - TSE Shares	5,185,582
10,100	Fairmont Hotels & Resorts, Inc.	450,370
27,300	Fraser Papers, Inc. *	172,936
219,500	Huntingdon Real Estate Investment Trust REIT	489,199
22,700	Imperial Oil Ltd.	2,446,681
36,300	Inco Ltd.	1,811,007
409,900	Nortel Networks Corp. *	1,254,366
3,800	Novelis, Inc.	78,046
9,600	Petro-Canada - NYSE Shares	456,864
40,142	Petro-Canada - TSE Shares	1,905,592
49,900	Rogers Communications, Inc., Class B	1,905,575
46,484	Suncor Energy, Inc.	3,571,371
7,000	Talisman Energy, Inc. - NYSE Shares	372,260
96,700	Talisman Energy, Inc. - TSE Shares	5,140,866
89,487	Western Oil Sands, Inc., Class A *	2,484,557
		45,519,596
	China — 0.3%
18,800	Aluminum Corp. of China Ltd. - ADR †	1,968,736
20,800	China Petroleum & Chemical Corp. - ADR †	1,206,209
1,800,000	China Telecom Corp. Ltd.	637,660
212,000	Tsingtao Brewery Co. Ltd.	294,285
		4,106,890
	Denmark — 0.1%
5,800	Coloplast A/S, Class B	435,815
13,833	Vestas Wind Systems A/S *	344,120
8,000	William Demant Holding *	529,208
		1,309,143
	Finland — 0.3%
23,400	Metso Oyj	900,004
40,300	Sampo Oyj, Class A	846,443
10,300	Tietoenator Oyj	401,948
69,968	UPM-Kymmene Oyj	1,649,846
		3,798,241
	France — 1.0%
22,100	Alcatel SA *	340,289
3,700	Atos Origin SA *	273,847
19,100	AXA SA	667,059
6,700	BNP Paribas	620,975
670	BNP Paribas - New Shares *	60,040
9,800	Carrefour SA	519,799

5,100	Cie de Saint-Gobain	$355,329
4,200	Groupe Danone	512,840
4,504	Sanofi-Aventis	427,966
163,400	SCOR	415,337
8,879	Societe Generale, Class A	1,331,858
7,900	Thales SA	350,551
11,004	Total SA	2,896,678
25,700	Total SA - ADR †	3,385,461
		12,158,029
	Germany — 0.7%
7,800	BASF AG *	610,865
52,859	Bayer AG	2,108,889
8,400	Bayerische Motoren Werke AG *	461,557
10,500	DaimlerChrysler AG	601,685
11,200	Deutsche Post AG	280,432
5,100	E.ON AG	559,636
8,200	Fresenius Medical Care AG & Co.	977,557
26,928	RWE AG	2,337,008
		7,937,629
	Hong Kong — 1.1%
28,500	Asia Satellite Telecommunications Holdings Ltd.	52,119
958,000	First Pacific Co.	354,763
154,000	Henderson Land Development Co.	851,047
356,687	Hong Kong & Shanghai Hotels Ltd. (The)	405,397
80,000	Hong Kong Aircraft Engineering Co. Ltd.	739,118
276,700	Hong Kong Electric Holdings Ltd.	1,299,474
54,000	Hong Kong Exchanges & Clearing Ltd.	324,840
731,000	I-CABLE Communications Ltd.	164,621
132,200	Jardine Matheson Holdings Ltd.	2,432,480
178,500	Jardine Strategic Holdings Ltd. - SSE Shares	1,981,350
124,000	Mandarin Oriental International Ltd.	128,960
1,058,449	New World Development Ltd.	1,844,246
370,000	Next Media Ltd.	209,789
17,200	Orient-Express Hotels Ltd.	674,756
240,000	Silver Grant International Ltd.	77,280
298,000	SmarTone Telecommunications Holdings Ltd.	326,807
150,000	Television Broadcasts Ltd.	848,235
256,000	Wheelock & Co. Ltd.	457,420
		13,172,702
	Indonesia — 0.1%
7,293,367	Bank Pan Indonesia Tbk PT	405,419
164,000	Gudang Garam Tbk PT	189,145
1,487,000	Indofood Sukses Makmur Tbk PT	145,672
1,516,000	Matahari Putra Prima Tbk PT	172,261
157,000	Semen Gresik Persero Tbk PT	440,676
		1,353,173

	Ireland — 0.1%
143,791	Eircom Group plc	$370,633
62,500	Fyffes plc	166,185
123,900	Independent News & Media plc	398,812
		935,630
	Italy — 0.5%
265,612	Banca Intesa SpA	1,583,367
28,500	Banca Monte dei Paschi di Siena	160,033
13,200	Banca Popolare Italiana	139,456
72,000	Fiat SpA *	907,841
23,200	Luxottica Group SpA - ADR †	637,768
4,400	Natuzzi SpA - ADR †	32,120
44,500	Saipem SpA	1,027,863
265,040	UniCredito Italiano SpA - MSE Shares	1,908,789
		6,397,237
	Japan — 2.3%
900	Aisin Seiki Co. Ltd.	34,949
3,000	Ajinomoto Co., Inc.	31,966
11,000	Alfresa Holdings Corp.	666,425
38,000	Bank of Fukuoka Ltd. (The)	319,240
37,000	Bank of Yokohama Ltd. (The)	302,445
39,400	Canon, Inc.	2,596,372
30,000	Chiba Bank Ltd. (The)	266,279
14,000	Dai Nippon Printing Co. Ltd.	252,774
8,500	Daifuku Co. Ltd.	139,251
99	East Japan Railway Co.	731,818
42,000	Ebara Corp.	263,569
11,600	FamilyMart Co. Ltd.	362,863
13,000	Fuji Photo Film Co. Ltd.	433,079
4,600	Fujitsu Frontech Ltd.	47,713
44,000	Hitachi Ltd.	310,641
6,400	Isetan Co. Ltd.	139,217
30	Japan Tobacco, Inc.	105,186
14,000	JS Group Corp.	300,265
20,000	Kao Corp.	524,783
148,000	Kawasaki Heavy Industries Ltd.	518,343
48	KDDI Corp.	256,432
20,000	Kinden Corp.	180,784
43,000	Kirin Brewery Co. Ltd.	583,990
9,000	Matsushita Electric Industrial	198,926
40,114	Matsushita Electric Works Ltd.	480,587
13,000	Mitsubishi Corp.	295,419
3,000	Mitsubishi Gas Chemical Co., Inc.	36,463
19	Mitsubishi UFJ Financial Group, Inc.	288,694
73	Mizuho Financial Group, Inc.	596,078
19,050	Namco Bandai Holdings, Inc.	260,297
24,000	NEC Corp.	168,418

6,000	NGK Insulators Ltd.	$87,955
2,900	Nintendo Co. Ltd.	432,715
18,000	Nippon Meat Packers, Inc.	188,122
10,000	Nippon Mining Holdings, Inc.	84,193
33,000	Nippon Oil Corp.	258,198
32,000	Nippon Suisan Kaisha Ltd.	145,668
10,000	Nisshinbo Industries, Inc.	111,541
10,000	Noritake Co. Ltd.	66,891
99	NTT Corp.	425,153
277	NTT DoCoMo, Inc.	408,132
14,000	Onward Kashiyama Co. Ltd.	246,856
16,000	Ricoh Co. Ltd.	311,995
3,000	Ryosan Co. Ltd.	80,280
5,000	Sankyo Co. Ltd.	341,865
8,000	Secom Co. Ltd.	408,752
27,000	Sekisui House Ltd.	401,930
10,080	Seven & I Holdings Co. Ltd.	398,309
40,000	Shimizu Corp.	290,099
16,000	Shiseido Co. Ltd.	296,697
25,000	Sompo Japan Insurance, Inc.	362,528
8,500	Sony Corp.	390,993
20,000	Sumitomo Electric Industries Ltd.	316,282
19,000	Sumitomo Forestry Co. Ltd.	191,898
21,000	Sumitomo Metal Mining Co. Ltd.	292,420
69	Sumitomo Mitsui Financial Group, Inc.	760,248
53,000	Sumitomo Trust & Banking Co. Ltd.	612,198
25,000	Taiyo Nippon Sanso Corp.	184,393
42,700	Takeda Pharmaceutical Co. Ltd.	2,426,801
32,000	Tanabe Seiyaku Co. Ltd.	354,013
15,900	Tokyo Electric Power Co., Inc. (The)	395,560
124,000	Tokyo Gas Co. Ltd.	541,416
3,000	Tokyo Ohka Kogyo Co. Ltd.	93,101
14,200	Toppan Forms Co. Ltd.	236,653
3,000	Toyo Seikan Kaisha Ltd.	54,293
43,000	Toyota Motor Corp.	2,336,412
128	West Japan Railway Co.	539,221
6,000	Yamaha Motor Co. Ltd.	148,068
6,000	Yamatake Corp.	141,156
8,000	Yamato Holdings Co. Ltd.	163,431
		27,219,702
	Luxembourg — 0.1%
31,800	Arcelor	1,251,824
	Malaysia — 0.3%
22,800	British American Tobacco Malaysia Berhad	262,854
427,169	Bumiputra-Commerce Holdings Berhad	730,517
106,000	Carlsberg Brewery Malaysia Berhad	152,535
145,000	Kumpulan Guthrie Berhad	100,788

78,000	Malaysian Airlines System Berhad	$64,378
362,900	Maxis Communications Berhad	856,636
252,000	Multi-Purpose Holdings Berhad *	57,804
239,000	Resorts World Berhad	856,114
121,000	Telekom Malaysia Berhad	306,995
		3,388,621
	Mexico — 0.0% (h)
2,100	America Movil SA de CV, Series L - ADR †	71,946
248,900	Grupo Continental SA	418,137
1,600	Telefonos de Mexico SA de CV, Series L - ADR †	35,968
		526,051
	Netherlands — 1.4%
4,092	Boskalis Westminster	263,948
15,175	Heineken NV	573,848
60,132	ING Groep NV	2,367,042
65,139	Mittal Steel Co. NV, Class A	2,458,997
149,978	Reed Elsevier NV	2,147,364
138,123	Royal Dutch Shell plc, Class A	4,315,801
25,100	Royal Dutch Shell plc, Class A - ADR †	1,568,559
29,422	Royal Dutch Shell plc, Class B	955,511
19,222	Royal Dutch Shell plc, Class B - ADR †	1,248,304
40,800	Royal KPN NV	459,002
19,600	Royal Philips	660,381
9,842	Wolters Kluwer NV	244,632
		17,263,389
	New Zealand — 0.1%
430,379	Telecom Corp. of New Zealand Ltd.	1,458,472
	Norway — 0.0% (h)
30,600	DNB NOR ASA	411,463
	Panama — 0.0% (h)
34,600	Bladex	588,546
	Philippines (The) — 0.2%
522,000	ABS-CBN Broadcasting Corp. - PDR *	119,889
171,976	Ayala Corp.	1,192,283
358,000	Banco de Oro Universal Bank	237,680
57,900	Globe Telecom, Inc.	995,285
353,600	Jollibee Foods Corp.	248,576
		2,793,713
	Poland — 0.1%
15,504	Bank Pekao SA	906,076
	Russia — 0.5%
53,080	LUKOIL - ADR †	4,416,256
17,800	Surgutneftegaz OJSC - ADR † *	1,339,450
		5,755,706

	Singapore — 0.2%
627,000	BIL International Ltd.	$577,162
76,000	Great Eastern Holdings Ltd.	661,513
316,800	Oversea-Chinese Banking Corp.	1,310,443
55,000	SembCorp Marine Ltd.	96,737
349,000	United Industrial Corp. Ltd.	299,768
51,000	Yellow Pages Singapore Ltd.	51,982
		2,997,605
	South Africa — 1.0%
42,839	Anglo Platinum Ltd.	3,885,530
10,929	City Lodge Hotels Ltd.	95,603
178,517	FirstRand Ltd.	576,509
66,333	Gold Fields Ltd.	1,454,269
9,519	Impala Platinum Holdings Ltd.	1,791,325
15,800	JD Group Ltd.	239,330
37,399	Nedbank Group Ltd.	777,606
42,000	New Clicks Holdings Ltd.	73,575
210,300	RMB Holdings Ltd.	990,209
91,977	Standard Bank Group Ltd.	1,261,615
72,336	Sun International Ltd.	1,155,542
		12,301,113
	South Korea — 0.1%
430	Hyundai Motor Co.	36,016
730	Kookmin Bank	62,667
460	Korea Electric Power Corp.	19,319
23,500	Korea Gas Corp.	782,456
100	POSCO	25,605
80	Samsung Electronics Co. Ltd.	51,731
		977,794
	Spain — 0.9%
6,700	Acciona SA	1,042,325
38,200	Acerinox SA	624,529
43,500	Banco Popular Espanol SA	639,453
143,834	BSCH	2,098,990
66,197	Iberdrola SA	2,130,037
10,180	NH Hoteles SA	175,074
2,900	Prosegur Cia de Seguridad SA	73,188
30,600	Repsol YPF SA - ADR †	872,100
6,137	Sogecable SA *	244,556
168,130	Telefonica SA	2,631,372
6,800	Viscofan SA	96,227
		10,627,851
	Sweden — 0.2%
25,300	Assa Abloy AB	467,698
187,700	Ericsson, Class B	710,398
6,200	Hoganas AB, Class B	150,371

10,800	Svenska Cellulosa AB	$473,480
25,200	Svenska Handelsbanken, Class A	699,377
		2,501,324
	Switzerland — 0.5%
8,300	Adecco SA	462,266
1,500	Alcon, Inc.	156,390
16,200	Compagnie Financiere Richemonte AG (UNIT)	774,931
290	Geberit AG	276,015
300	Kudelski SA	8,511
6,080	Logitech International SA *	241,467
12,400	Novartis AG	688,016
400	PubliGroupe SA *	119,979
94,457	Xstrata plc	3,053,140
		5,780,715
	Taiwan — 0.0% (h)
194,920	Asustek Computer, Inc. - GDR	520,923
	Thailand — 0.4%
589,700	Advanced Info Service PCL	1,387,262
224,000	GMM Grammy PCL	66,230
234,000	Kasikornbank PCL	412,236
76,000	Matichon PCL	24,425
108,000	MBK PCL	137,447
92,700	Siam Cement PCL	610,386
136,100	Siam Cement PCL - NVDR	825,803
923,700	Thai Union Frozen Products PCL - NVDR	718,394
255,000	Thanachart Capital PCL	104,562
		4,286,745
	United Kingdom — 4.2%
60,400	Amvescap plc	562,691
20,856	Anglo American plc - JSE Shares	800,905
31,174	Anglo American plc - LSE Shares	1,206,436
51,600	Arriva plc	550,402
53,500	Associated British Ports Holdings plc	671,158
89,176	Aviva plc	1,236,821
42,900	BAA plc	616,945
144,300	BAE Systems plc	1,053,285
64,400	Barclays plc	752,543
218,650	BG Group plc	2,723,526
66,199	BOC Group plc	1,777,252
133,486	Boots Group plc	1,661,870
292,408	BP plc	3,353,593
57,100	BP plc - ADR †	3,936,474
174,804	Brambles Industries plc	1,306,284
57,800	BT Group plc	223,306
10,889	Bunzl plc	129,010
205,300	Cable & Wireless plc	389,087
72,200	Capita Group plc	575,506
7,800	Carnival plc	382,224

79,500	Compass Group plc	$314,504
35,000	Devro plc	77,115
44,800	Diageo plc	704,482
106,900	Enodis plc	277,433
18,800	Enterprise Inns plc	310,175
229,200	GKN plc	1,322,133
114,373	GlaxoSmithKline plc	2,982,680
54,500	Hanson plc	711,944
111,800	Hays plc	314,410
184,573	HBOS plc	3,075,203
1,700	Homeserve plc	42,719
75,600	ICAP plc	585,104
13,800	Informa plc	114,797
1	Intercontinental Hotels Group	16
31,600	Intertek Group plc	450,876
610,500	Invensys plc *	243,601
131,000	ITV plc	270,984
55,000	Ladbrokes plc	371,160
308,969	Lloyds TSB Group plc	2,957,607
44,633	MyTravel Group plc, Class A *	188,886
246,000	Pilkington plc	689,996
32,800	Provident Financial plc	401,251
18,100	Reckitt Benckiser plc	636,135
60,400	Reed Elsevier plc	577,422
20,400	Rexam plc	197,243
24,200	Rio Tinto plc	1,245,436
123,300	Sage Group plc	588,747
21,400	Smiths Group plc	364,949
172,200	Stagecoach Group plc	343,134
103,400	Tesco plc	591,499
135,107	Unilever plc	1,379,161
141,663	Vedanta Resources plc	3,454,193
194,100	Vodafone Group plc	405,046
26,600	WPP Group plc	318,079
		50,417,438
	Total Foreign Common Stocks (Cost $179,883,313)	274,617,955
	Total Common Stocks (Cost $368,268,793)	500,732,957

Principal		Interest	Maturity
Amount		Rate	Date
	Asset-Backed Securities — 1.4%
$350,000	ACE Securities Corp., Ser. 2003-NC1, Class M2 (FRN)	6.718%	07/25/33	355,067
300,000	ACE Securities Corp., Ser. 2003-OP1, Class M2 (FRN)	6.318%	12/25/33	303,037
61,492	ACE Securities Corp., Ser. 2005-RM1, Class A2A (FRN)	4.948%	03/25/35	61,497

$132,843	Asset Backed Funding Certificates, Ser. 2005-WF1, Class A2A (FRN)	4.898%	01/25/35	$132,853
254,000	Asset Backed Securities Corp., Home Equity Loan Trust, Ser. 2004-HE1, Class M2 (FRN)	6.399%	01/15/34	259,552
275,000	Centex Home Equity, Ser. 2003-B, Class M2 (FRN)	6.518%	06/25/33	278,459
250,000	Chase Funding Loan Acquisition Trust, Ser. 2003-C1, Class 2M2 (FRN)	6.268%	10/25/32	252,903
130,116	Chase Funding Mortgage Loan Asset-Backed Certificates, Ser. 2000-2, Class IA5 (Step)	8.321%	05/25/30	129,645
800,000	Citigroup Mortgage Loan Trust, Inc., Ser. 2005-HE4, Class A2C (FRN)	5.088%	10/25/35	800,777
500,000	Countrywide Asset-Backed Certificates, Ser. 2003-BC3, Class M3 (FRN)	6.318%	01/25/33	504,248
64,979	Countrywide Asset-Backed Certificates, Ser. 2004-1, Class 3A (FRN)	5.098%	04/25/34	65,028
919,789	Countrywide Asset-Backed Certificates, Ser. 2004-14, Class A2 (FRN)	5.088%	06/25/35	919,688
367,219	Countrywide Asset-Backed Certificates, Ser. 2005-1, Class 3AV1 (FRN)	4.908%	07/25/35	367,275
1,242,067	Credit-Based Asset Servicing and Securitization, Ser. 2005-CB8, Class AF1B (Step)	5.451%	12/25/35	1,236,515
500,000	First Franklin Mortgage Loan Asset Backed Certificates, Ser. 2003-FF2, Class M2 (FRN)	6.468%	07/25/33	502,718
265,000	First Franklin Mortgage Loan Asset Backed Certificates, Ser. 2003-FF5, Class M2 (FRN)	6.318%	03/25/34	268,038
249,002	First Franklin Mortgage Loan Asset Backed Certificates, Ser. 2004-FFC, Class A (FRN)	5.048%	06/25/35	249,077
600,000	First Franklin Mortgage Loan Asset Backed Certificates, Ser. 2005-FF10, Class A4 (FRN)	5.138%	11/25/35	600,510
570,005	First Franklin Mortgage Loan Asset Backed Certificates, Ser. 2005-FF3, Class A1 (FRN)	4.898%	04/25/35	570,064

$500,000	First Franklin Mortgage Loan Asset Backed Certificates, Ser. 2005-FFH2, Class A2 (FRN)	5.068%	04/25/35	$500,463
54,203	FNMA Whole Loan, Ser. 2001-W1, Class AF5 (Step)	7.516%	08/25/31	54,008
648,674	JP Morgan Mortgage Acquisition Corp., Ser. 2005-FLD1, Class A1 (FRN)	4.938%	07/25/35	648,768
500,000	JP Morgan Mortgage Acquisition Corp., Ser. 2005-FLD1, Class A2 (FRN)	5.078%	07/25/35	500,751
314,159	Merrill Lynch Mortgage Investors, Inc., Ser. 2004-HE1, Class A2 (FRN)	5.208%	04/25/35	315,091
542,456	Merrill Lynch Mortgage Investors, Inc., Ser. 2005-NCB, Class A1A (VRN)	5.451%	07/25/36	540,322
303,687	Morgan Stanley ABS Capital I, Ser. 2002-HE3, Class A2 (FRN)	5.358%	12/27/32	304,937
606,000	Morgan Stanley ABS Capital, Inc., Ser. 2004-NC1, Class M2 (FRN)	6.368%	12/27/33	618,209
500,000	New Century Home Equity Loan Trust, Ser. 2003-2, Class M2 (FRN)	6.818%	01/25/33	504,593
300,000	New Century Home Equity Loan Trust, Ser. 2003-6, Class M2 (FRN)	6.418%	01/25/34	307,469
1,750,000	New Century Home Equity Loan Trust, Ser. 2005-4, Class A2B (FRN)	5.088%	09/25/35	1,751,775
250,000	Residential Asset Securities Corp., Ser. 2003-KS10, Class MII2 (FRN)	6.168%	12/25/33	254,325
932,416	Residential Asset Securities Corp., Ser. 2004-KS9, Class AII4 (FRN)	5.118%	10/25/34	934,400
1,000,000	Residential Asset Securities Corp., Ser. 2005-KS8, Class A3 (FRN)	5.078%	08/25/35	1,001,668
343,636	SACO I Trust, Ser. 2005-WM3, Class A1 (FRN)	5.078%	09/25/35	343,664
150,000	Structured Asset Investment Loan Trust, Ser. 2003-BC6, Class M3 (FRN)	6.968%	07/25/33	151,749
	Total Asset-Backed Securities (Cost $16,550,371)			16,589,143

Principal		Interest	Maturity
Amount		Rate	Date
	Mortgage-Backed Securities - Private Issuers — 0.9%
201,423	American Home Mortgage Investment Trust, Ser. 2004-1, Class 4A (FRN)	3.280%	04/25/44	194,903

$770,607	American Home Mortgage Investment Trust, Ser. 2004-4, Class 4A (FRN)	4.390%	02/25/45	$749,707
616,755	American Home Mortgage Investment Trust, Ser. 2005-1, Class 6A (FRN)	5.294%	06/25/45	611,068
711,872	American Home Mortgage Investment Trust, Ser. 2005-2, Class 5A2 (FRN)	4.968%	09/25/35	711,866
724,848	Bank of America Funding Corp., Ser. 2004-B, Class 1A2 (VRN)	3.974%	12/20/34	719,184
245,199	Downey Savings & Loan Association Mortgage Loan Trust, Ser. 2004-AR3, Class B2 (FRN)	5.876%	07/19/44	245,199
577,857	Harborview Mortgage Loan Trust, Ser. 2004-7, Class 2A2 (VRN)	3.767%	11/19/34	567,269
554,854	Harborview Mortgage Loan Trust, Ser. 2004-8, Class 2A3 (FRN)	5.186%	11/19/34	556,208
393,772	Harborview Mortgage Loan Trust, Ser. 2005-9, Class 2A1A (FRN)	5.116%	06/20/35	394,440
52,042	Impac CMB Trust, Ser. 2003-5, Class M2 (FRN)	6.872%	08/25/33	52,111
80,490	Impac CMB Trust, Ser. 2003-6, Class M (FRN)	6.518%	07/25/33	80,591
42,295	Impac CMB Trust, Ser. 2003-7, Class M (FRN)	6.468%	08/25/33	42,344
134,523	Impac CMB Trust, Ser. 2004-4, Class 1M5 (FRN)	6.118%	09/25/34	134,441
104,273	Impac CMB Trust, Ser. 2004-7, Class M5 (FRN)	6.218%	11/25/34	104,503
404,987	Impac CMB Trust, Ser. 2004-9, Class M4 (FRN)	5.868%	01/25/35	405,939
629,371	MLCC Mortgage Investors, Inc., Ser. 2004-D, Class A2 (FRN)	5.324%	08/25/29	630,382
1,496,574	Structured Adjustable Rate Mortgage Loan Trust, Ser. 2005-19XS, Class 1A1 (FRN)	5.138%	10/25/35	1,503,400
767,865	Structured Asset Securities Corp., Ser. 2005-RF1, Class A (FRN)	5.168%	03/25/35	767,485
1,538,263	Structured Asset Securities Corp., Ser. 2005-RF3, Class A1 (FRN)	5.168%	06/25/35	1,539,135
54,563	Wachovia Asset Securitization, Inc., Ser. 2002-1, Class 1A1	6.250%	10/25/33	53,952
1,042,283	Washington Mutual, Inc., Ser. 2005-AR1, Class A3 (FRN)	5.178%	01/25/45	1,043,612
	Total Mortgage-Backed Securities - Private Issuers (Cost $11,131,198)			11,107,739

	US Treasury Securities — 12.8%
$2,751,948	US Treasury Inflation-Indexed Note	1.875%	07/15/15	$2,646,601
129,121,633	US Treasury Inflation-Indexed Note †† †††	2.000%	01/15/16	125,253,020
27,793,000	US Treasury Note †††	4.500%	02/15/16	27,030,860
	Total US Treasury Securities (Cost $158,277,952)			154,930,481
	Mortgage-Backed Securities - US Government Agency Obligations — 0.8%
94,024	FHLMC Pool #1J1225 (FRN)	5.571%	10/01/35	94,311
710,860	FHLMC Pool #781697 (FRN)	2.814%	07/01/34	695,916
608,789	FHLMC Strip, Ser. 2004-227, Class IO (a) (b)	5.000%	12/01/34	154,669
286,917	FHLMC Strip, Ser. 2005-232, Class IO (a) (b)	5.000%	08/01/35	73,647
97,522	FHLMC Strip, Ser. 2005-233, Class 5 (a) (b)	4.500%	09/15/35	24,661
834,561	FHLMC Structured Pass Through Securities, Ser. 2003-57, Class 1A3	7.500%	07/25/43	866,336
79,812	FHLMC, Ser. 2004-2882, Class HI (a) (b)	5.000%	05/15/18	10,655
172,151	FHLMC, Ser. 2005-2934, Class HI (a) (b)	5.000%	02/15/20	32,302
84,985	FHLMC, Ser. 2005-2934, Class KI (a) (b)	5.000%	02/15/20	15,589
88,659	FHLMC, Ser. 2005-2967, Class JI (a) (b)	5.000%	04/15/20	16,343
97,508	FNMA Pool #849173 (FRN)	5.550%	01/01/36	97,666
269,139	FNMA Strip, Ser. 2005-357, Class 2 (a) (b)	5.000%	03/01/35	67,731
957,124	FNMA Strip, Ser. 2005-360, Class 2 (a) (b)	5.000%	08/01/35	245,575
98,631	FNMA Strip, Ser. 2005-365, Class 4 (a) (b)	5.000%	04/01/36	26,302
3,800,000	FNMA TBA	5.000%	04/01/21	3,703,814
300,000	FNMA TBA	5.500%	04/01/36	292,781
2,000,000	FNMA TBA	6.000%	04/01/36	1,999,376
938,614	FNMA Whole Loan, Ser. 2002-W8, Class A3	7.500%	06/25/42	965,756

$390,161	FNMA, Ser. 2006-10, Class FD (FRN)	5.168%	03/25/36	$391,905
176,424	GNMA, Ser. 2001-65, Class PG	6.000%	07/20/28	176,337
	Total Mortgage-Backed Securities - US Government Agency Obligations (Cost $10,022,060)			9,951,672
	Corporate Obligations — 0.1%
578,000	Level 3 Communications, Inc., Convertible Security (Cost $336,412)	6.000%	03/15/10	458,788

Number of
Shares
	Commingled Investment Vehicles — 22.1%
	Exchange Traded Funds — 2.2%
202,800	iShares MSCI EAFE Index Fund	$13,165,776
115,300	iShares MSCI Emerging Markets Index Fund	11,414,700
40,000	iShares MSCI South Korea Index Fund	1,866,000
		26,446,476
	Private Investment Funds — 19.9%
	Convexity Capital Offshore, LP * (a) (c) (d) (e)	43,338,914
	Farallon Capital Institutional Partners, LP * (a) (c) (d) (e)	34,002,848
	Freeman Fair Value Fund I, LP * (c) (d) (e) (f)	54,367,931
	Lone Cascade, LP * (a) (c) (d) (e)	4,866,033
	Lone Picea, LP, Class B * (a) (c) (d) (e)	1,711,045
	Lone Picea, LP, Class D * (a) (c) (d) (e)	2,820,479
	Lone Redwood, LP * (a) (c) (d) (e)	13,047,320
	Maverick Fund USA, Ltd. * (a) (c) (d) (e)	19,019,506
	Maverick Fund USA, Ltd., Class C * (a) (c) (d) (e)	3,725,968
	OZ Domestic Partners, LP * (a) (c) (d) (e)	12,878,517
45,152	Regiment Capital Ltd. * (a) (c) (d) (e)	7,213,070
153,727	Tosca * (a) (c) (d) (e)	16,422,680
	Value Realization Fund, LP (The) * (c) (d) (e) (g)	26,832,105
		240,246,416
	Total Commingled Investment Vehicles (Cost $202,960,226)	266,692,892

	Preferred Stocks — 0.3%
5,456	Anglo Platinum Ltd. (South Africa)	185,864
691,000	Caemi Mineracao e Metalurgica SA (Brazil)	1,219,262
38,543	Cia Vale do Rio Doce - ADR † (Brazil)	1,870,492
		3,275,618
	Total Preferred Stocks (Cost $1,196,964)	3,275,618

Number of
Contracts
	Purchased Options — 0.0% (h)
70,000	IMM Eurodollar 1 Year Mid-Curve Option December 2006 Calls, Strike 95.00, Expires 12/15/06 *	$15,225
250,000	IMM Eurodollar Future Option June 2006 Calls Strike 95.25, Expires 6/19/06 *	625
	Total Purchased Options (Cost $47,178)	15,850

Number of
Shares
	Miscellaneous — 0.0% (h)
10,248	Suez SA, Strip VVPR - PSE Shares (France) * (a) (Cost $120)	$124
	Warrants — 0.0% (h)
18,100	Multi-Purpose Holdings Berhad Warrants, Expiring 2/26/2009 (Malaysia) * (Cost $500)	786

Principal		Interest	Maturity
Amount		Rate	Date
	Short-Term Investments — 23.9%
	Repurchase Agreement — 2.3%
$27,852,894	Investors Bank & Trust Company Repurchase Agreement issued 03/31/06 (proceeds at maturity $27,860,438) (Collateralized by a $5,267,622 SBA Pool #506047, 7.625%, due 09/25/27, a $7,289,324 SBA Pool #506521, 7.375%, due 09/25/28, a $7,242,871 SBA Pool #506554, 7.250%, due 09/25/28, and a $7,265,570 SBA Pool #506706, 7.275%, due 01/25/27, with market value, including accrued interest, of $5,708,236, $7,850,524, $7,831,980, and $7,854,798, respectively) (Cost $27,852,894)	3.250%	04/03/06	27,852,894
	US Treasury Securities — 21.6% #
40,000,000	US Treasury Bill ††	4.299%	06/01/06	39,707,360
25,000,000	US Treasury Bill	4.364%	07/06/06	24,708,675
21,000,000	US Treasury Bill	4.594%	08/03/06	20,678,385
79,950,000	US Treasury Bill	4.774%	09/07/06	78,356,037
55,000,000	US Treasury Bill	4.783%	09/14/06	53,854,075
7,600,000	US Treasury Bill	4.772%	09/21/06	7,434,791
37,050,000	US Treasury Bill	4.814%	09/28/06	36,211,633
	Total US Treasury Securities (Cost $260,996,076)			260,950,956
	Total Short-Term Investments (Cost $288,848,970)			288,803,850
	Total Investments — 103.7% (Cost $1,057,640,744)			1,252,559,900
	Liabilities in Excess of Other Assets — (3.7%)			(44,845,258)
	Net Assets — 100.0%			$1,207,714,642

Number of
Shares
	Short Portfolio — (1.6%)
	Exchange Traded Funds — (1.5%)
275,800	Energy Select Sector SPDR Fund	$(14,970,424)
3,600	iShares Cohen & Steers Realty Index Fund	(309,240)
41,500	iShares Dow Jones US Real Estate Index Fund	(3,050,250)
		(18,329,914)

	Real Estate — (0.1%)
28,600	Host Hotels & Resorts, Inc. REIT	(612,040)
10,800	Kimco Realty Corp. REIT	(438,912)
		(1,050,952)
	Written Options — (0.0%) (h)
125,000	IMM Eurodollar 1 Year Mid-Curve Option June 2006 Calls, Strike 95.50, Expires 6/16/06	(1,563)
125,000	IMM Eurodollar 1 Year Mid-Curve Option June 2006 Calls, Strike 95.75, Expires 6/16/06	(625)
70,000	IMM Eurodollar 2 Year Mid-Curve Option December 2006 Calls, Strike 95.00, Expires 12/15/06	(12,950)
		(15,138)
	Total Short Portfolio (Proceeds $16,452,544)	$(19,396,004)

Summary of Industry Classifications (as a % of total net assets):

Asset Backed Securities	1.4%
Basic Materials	5.5
Commuications	4.5
Consumer, Cyclical	2.8
Consumer, Non-cyclical	4.9
Diversified	0.5
Energy	8.7
Financial	9.0
Funds	0.7
Industrial	2.8
Mortgage Securities	1.8
Private Investment Funds (e)	19.9
Repurchase Agreements	2.3
Technology	2.1
US Treasury Obligations	34.4
Utilities	0.8
Forward Currency Contracts	0.0	(h)
Financial Futures Contracts	0.4
Reverse Repurchase Agreements	(2.5)
Swaps Agreements	0.0	(h)
Option	0.0	(h)
Other Assets in Excess of Other Liabilities	0.0	(h)
Total	100.0%

ADR	American Depositary Receipt
FHLMC	Freddie Mac
FNMA	Fannie Mae
FRN	Floating Rate Note. Rate disclosed represents rate as of March 31, 2006.
GDR	Global Depositary Receipt

GNMA	Ginnie Mae
JSE	Johannesburg Stock Exchange
LSE	London Stock Exchange
MSE	Milan Stock Exchange
NVDR	Non-Voting Depositary Receipt
NYSE	New York Stock Exchange
PDR	Philippine Depositary Receipt
PSE	Paris Stock Exchange
REIT	Real Estate Investment Trust
SBA	Small Business Administration
SSE	Singapore Stock Exchange
TSE	Toronto Stock Exchange
UNIT	A security with an attachment to buy shares, bonds, or other types of securities at a specific price before a predetermined date.
VRN	Variable Rate Note. Rate disclosed represents rate as of March 31, 2006.
VVPR	Verminderde Voorheffing Précompte Réduit (Belgium dividend coupon)

#	Interest rate represents the yield to maturity at the time of purchase.
*	Non-income producing security.
†	A Sponsored ADR is an American Depositary Receipt that is issued through the cooperation of the company whose stock will be the underlying asset.
††

Security or a portion thereof is held as initial margin for financial futures and held as collateral for short sales. See Appendix B of Notes to Financial Statements for further information on financial futures contracts.

†††	Security or a portion thereof is held as collateral by the counterparty for reverse repurchase agreements. See Appendix C of Notes to Financial Statements.
(a)	Illiquid security.
(b)	Interest Only security.
(c)	Restricted security. See Appendix D of Notes to Financial Statements.
(d)	Security is valued in good faith under procedures established by the board of directors.
(e)	Portfolio holdings information of the Private Investment Funds is not available as of March 31, 2006. These positions are therefore grouped into their own industry classification.
(f)

The valuation committee has determined the partnership interest in Freeman Fair Value Fund I, LP to be liquid based on the ability to redeem the private investment fund interest upon seven days’ notice and payment of a 0.25% redemption fee. The TIP board of directors duly ratified the liquidity determination and agreed to fair value the private investment fund at 99.75% of its stated market value to take into account this potential redemption fee.

(g)	The TIP board of directors has deemed 10% of The Value Realization Fund, LP as illiquid.
(h)	Rounds to less than 0.1%.

Income Tax Information

At March 31, 2006, the aggregate cost of investment securities for income tax purposes was $1,057,640,744. Net unrealized appreciation aggregated $194,919,156, of which $206,524,047 related to appreciated investment securities and $(11,604,891) related to depreciated investment securities.

TIFF INTERNATIONAL EQUITY FUND /                                                                                             March 31, 2006
SCHEDULE OF INVESTMENTS (UNAUDITED)

Number of Shares		Value
	Foreign Common Stocks — 75.8%
	Australia — 4.1%
94,000	Alumina Ltd.	$493,496
205,134	Amcor Ltd.	1,081,197
36,568	Australia and New Zealand Banking Group Ltd.	690,190
43,300	Caltex Australia Ltd.	592,338
135,677	Coles Myer Ltd.	1,032,712
376,441	Foster’s Group Ltd.	1,424,385
87,435	National Australia Bank Ltd.	2,344,588
112,965	Santos Ltd.	913,250
562,937	Telstra Corp. Ltd.	1,501,414
29,460	Wesfarmers Ltd.	731,873
		10,805,443
	Belgium — 0.6%
47,887	Fortis	1,702,480
	Brazil — 0.3%
48,950	Votorantim Celulose e Papel SA - ADR †	792,011
	Canada — 1.6%
49,000	Abitibi-Consolidated, Inc. - TSE Shares	202,872
4,900	ACE Aviation Holdings, Inc., Class A *	142,976
7,500	Alcan, Inc.	343,498
7,800	BCE, Inc. - TSE Shares	188,080
335,900	Bombardier, Inc., Class B *	978,964
3,800	Fairmont Hotels & Resorts, Inc.	169,446
10,800	Fraser Papers, Inc. *	68,414
10,072	Imperial Oil Ltd.	1,085,593
69,620	Nortel Networks Corp. *	213,049
1,500	Novelis, Inc.	30,807
20,800	Rogers Communications, Inc., Class B	794,308
		4,218,007
	Chile — 0.2%
10,100	Banco Santander Chile SA - ADR †	440,360
	China — 0.2%
1,008,000	China Telecom Corp. Ltd.	357,089
145,000	Tsingtao Brewery Co. Ltd.	201,280
		558,369
	Denmark — 0.5%
5,200	Coloplast A/S, Class B	390,731
16,866	Vestas Wind Systems A/S *	419,572
9,800	William Demant Holding *	648,280
		1,458,583
	Finland — 1.5%
28,400	Metso Oyj	1,092,313

42,800	Sampo Oyj, Class A	$898,952
12,220	Tietoenator Oyj	476,874
58,668	UPM-Kymmene Oyj	1,383,392
		3,851,531
	France — 4.5%
27,000	Alcatel SA *	415,738
4,400	Atos Origin SA *	325,656
23,900	AXA SA	834,697
7,908	BNP Paribas	732,935
790	BNP Paribas - New Shares *	70,793
12,046	Carrefour SA	638,928
31,038	Cie de Saint-Gobain	2,162,493
4,800	Groupe Danone	586,102
5,176	Sanofi-Aventis	491,818
201,820	SCOR	512,994
14,468	Societe Generale, Class A	2,170,213
10,000	Thales SA	443,735
9,927	Total SA	2,613,170
		11,999,272
	Germany — 3.1%
9,100	BASF AG *	712,675
39,304	Bayer AG	1,568,092
10,200	Bayerische Motoren Werke AG *	560,462
13,200	DaimlerChrysler AG	756,403
13,600	Deutsche Post AG	340,524
6,100	E.ON AG	669,369
3,400	Fresenius Medical Care AG & Co.	405,328
15,780	Fresenius Medical Care AG & Co. - ADR †	628,833
28,526	RWE AG	2,475,694
		8,117,380
	Hong Kong — 4.0%
20,500	Asia Satellite Telecommunications Holdings Ltd.	37,489
684,000	First Pacific Co.	253,296
108,000	Henderson Land Development Co.	596,838
218,483	Hong Kong & Shanghai Hotels Ltd. (The)	248,320
59,000	Hong Kong Aircraft Engineering Co. Ltd.	545,099
249,500	Hong Kong Electric Holdings Ltd.	1,171,734
38,000	Hong Kong Exchanges & Clearing Ltd.	228,591
491,000	I-CABLE Communications Ltd.	110,573
133,820	Jardine Matheson Holdings Ltd.	2,462,288
124,812	Jardine Strategic Holdings Ltd. - LSE Shares	1,385,413
1,500	Jardine Strategic Holdings Ltd. - SSE Shares	16,650
88,881	Mandarin Oriental International Ltd.	92,436
735,907	New World Development Ltd.	1,282,247
300,000	Next Media Ltd.	170,100
164,000	Silver Grant International Ltd.	52,808
202,478	SmarTone Telecommunications Holdings Ltd.	222,051

89,000	Television Broadcasts Ltd.	$503,286
270,571	Wharf Holdings Ltd.	990,513
155,000	Wheelock & Co. Ltd.	276,954
		10,646,686
	Indonesia — 0.4%
5,067,922	Bank Pan Indonesia Tbk PT	281,712
5,572	Bank Permata Tbk PT * (a)	442
343,000	Citra Marga Nusaphala Persada Tbk PT	31,313
114,000	Gudang Garam Tbk PT	131,479
1,067,000	Indofood Sukses Makmur Tbk PT	104,527
1,059,500	Matahari Putra Prima Tbk PT	120,390
415,000	Mulia Industrindo Tbk PT *	8,225
109,000	Semen Gresik Persero Tbk PT	305,947
		984,035
	Ireland — 0.4%
171,416	Eircom Group plc	441,838
72,300	Fyffes plc	192,243
151,340	Independent News & Media plc	487,137
		1,121,218
	Italy — 3.1%
456,531	Banca Intesa SpA	2,721,473
35,200	Banca Monte dei Paschi di Siena	197,655
16,300	Banca Popolare Italiana	172,207
90,600	Fiat SpA *	1,142,367
28,400	Luxottica Group SpA - ADR †	780,716
6,600	Natuzzi SpA - ADR †	48,180
45,600	Saipem SpA	1,053,271
275,615	UniCredito Italiano SpA - MSE Shares	1,984,949
		8,100,818
	Japan — 15.4%
1,800	Aisin Seiki Co. Ltd.	69,898
4,000	Ajinomoto Co., Inc.	42,622
4,400	Alfresa Holdings Corp.	266,570
47,000	Bank of Fukuoka Ltd. (The)	394,850
50,000	Bank of Yokohama Ltd. (The)	408,710
37,700	Canon, Inc.	2,484,346
41,000	Chiba Bank Ltd. (The)	363,915
25,000	Dai Nippon Printing Co. Ltd.	451,383
27,000	Dai-Dan Co. Ltd.	199,324
11,500	Daifuku Co. Ltd.	188,399
122	East Japan Railway Co.	901,837
56,000	Ebara Corp.	351,426
18,000	FamilyMart Co. Ltd.	563,063
17,000	Fuji Photo Film Co. Ltd.	566,334
8,500	Fujitsu Frontech Ltd.	88,165
189,000	Hitachi Ltd.	1,334,342
10,000	Inabata & Co. Ltd.	90,455

9,000	Isetan Co. Ltd.	$195,774
40	Japan Tobacco, Inc.	140,248
17,000	JS Group Corp.	364,607
54,000	Kao Corp.	1,416,913
184,000	Kawasaki Heavy Industries Ltd.	644,426
355	KDDI Corp.	1,896,531
18,000	Kinden Corp.	162,706
56,000	Kirin Brewery Co. Ltd.	760,546
12,000	Matsushita Electric Industrial	265,235
42,772	Matsushita Electric Works Ltd.	512,431
42	Millea Holdings, Inc.	826,946
17,000	Mitsubishi Corp.	386,317
5,000	Mitsubishi Gas Chemical Co., Inc.	60,771
26	Mitsubishi UFJ Financial Group, Inc.	395,056
97	Mizuho Financial Group, Inc.	792,048
30,000	Namco Bandai Holdings, Inc.	409,916
33,000	NEC Corp.	231,575
9,000	NGK Insulators Ltd.	131,932
6,500	Nintendo Co. Ltd.	969,879
24,000	Nippon Meat Packers, Inc.	250,829
12,000	Nippon Mining Holdings, Inc.	101,032
43,000	Nippon Oil Corp.	336,440
58,000	Nippon Suisan Kaisha Ltd.	264,023
18,000	Nisshinbo Industries, Inc.	200,775
14,000	Noritake Co. Ltd.	93,647
132	NTT Corp.	566,871
370	NTT DoCoMo, Inc.	545,158
20,000	Onward Kashiyama Co. Ltd.	352,652
21,000	Ricoh Co. Ltd.	409,493
8,000	Ryosan Co. Ltd.	214,080
6,400	Sankyo Co. Ltd.	437,587
9,000	Sankyo Seiko Co. Ltd.	62,173
11,500	Secom Co. Ltd.	587,581
34,000	Sekisui House Ltd.	506,134
12,360	Seven & I Holdings Co. Ltd.	488,403
32,000	Shimizu Corp.	232,079
19,000	Shiseido Co. Ltd.	352,328
31,000	Sompo Japan Insurance, Inc.	449,535
11,400	Sony Corp.	524,390
27,000	Sumitomo Electric Industries Ltd.	426,980
38,000	Sumitomo Forestry Co. Ltd.	383,796
28,000	Sumitomo Metal Mining Co. Ltd.	389,893
98	Sumitomo Mitsui Financial Group, Inc.	1,079,773
71,000	Sumitomo Trust & Banking Co. Ltd.	820,114
10,000	Sumitomo Wiring Systems Ltd.	296,706
74,000	Taiyo Nippon Sanso Corp.	545,804
50,600	Takeda Pharmaceutical Co. Ltd.	2,875,787
30,000	Tanabe Seiyaku Co. Ltd.	331,887

19,800	Tokyo Electric Power Co., Inc. (The)	$492,584
154,000	Tokyo Gas Co. Ltd.	672,404
8,900	Tokyo Ohka Kogyo Co. Ltd.	276,200
18,700	Toppan Forms Co. Ltd.	311,649
11,000	Toyo Seikan Kaisha Ltd.	199,076
64,800	Toyota Motor Corp.	3,520,918
301	West Japan Railway Co.	1,268,013
8,000	Yamaha Motor Co. Ltd.	197,423
9,500	Yamatake Corp.	223,497
11,000	Yamato Holdings Co. Ltd.	224,718
		40,841,928
	Luxembourg — 0.5%
33,740	Arcelor	1,328,194
	Malaysia — 1.1%
19,000	British American Tobacco Malaysia Berhad	219,045
270,599	Bumiputra-Commerce Holdings Berhad	462,760
78,000	Carlsberg Brewery Malaysia Berhad	112,242
101,000	Kumpulan Guthrie Berhad	70,204
54,000	Malaysian Airlines System Berhad	44,569
215,100	Maxis Communications Berhad	507,750
245,200	MISC Berhad	625,423
204,000	Multi-Purpose Holdings Berhad *	46,794
169,000	Resorts World Berhad	605,369
82,000	Telekom Malaysia Berhad	208,046
		2,902,202
	Mexico — 0.3%
2,400	America Movil SA de CV, Series L - ADR †	82,224
36,800	Grupo Televisa SA - ADR †	732,320
1,600	Telefonos de Mexico SA de CV, Series L - ADR †	35,968
		850,512
	Netherlands — 4.2%
5,680	Boskalis Westminster	366,379
18,450	Heineken NV	697,694
58,864	ING Groep NV	2,317,128
106,511	Reed Elsevier NV	1,525,010
109,172	Royal Dutch Shell plc, Class A	3,411,196
36,491	Royal Dutch Shell plc, Class B	1,185,084
49,450	Royal KPN NV	556,315
23,782	Royal Philips	801,285
10,924	Wolters Kluwer NV	271,526
		11,131,617
	New Zealand — 0.6%
164,038	PGG Wrightson Ltd.	183,486
387,668	Telecom Corp. of New Zealand Ltd.	1,313,732
		1,497,218

	Norway — 0.2%
37,100	DNB NOR ASA	$498,866
	Panama — 0.2%
33,100	Bladex	563,031
	Philippines (The) — 0.7%
352,000	ABS-CBN Broadcasting Corp. - PDR *	80,845
119,440	Ayala Corp.	828,059
245,000	Banco de Oro Universal Bank	162,658
36,850	Globe Telecom, Inc.	633,441
252,000	Jollibee Foods Corp.	177,153
		1,882,156
	Poland — 0.2%
7,777	Bank Pekao SA	454,499
	Russia — 0.4%
12,800	LUKOIL - ADR †	1,064,960
	Singapore — 0.8%
433,000	BIL International Ltd.	398,582
51,000	Great Eastern Holdings Ltd.	443,910
216,000	Oversea-Chinese Banking Corp.	893,484
40,000	SembCorp Marine Ltd.	70,354
240,000	United Industrial Corp. Ltd.	206,144
35,000	Yellow Pages Singapore Ltd.	35,674
		2,048,148
	South Africa — 1.7%
5,300	Anglo Platinum Ltd.	480,714
7,408	City Lodge Hotels Ltd.	64,803
146,916	FirstRand Ltd.	474,455
6,886	Gold Fields Ltd.	150,967
12,636	JD Group Ltd.	191,404
30,044	Nedbank Group Ltd.	624,679
33,000	New Clicks Holdings Ltd.	57,809
165,000	RMB Holdings Ltd.	776,911
56,660	Standard Bank Group Ltd.	777,185
49,038	Sun International Ltd.	783,364
		4,382,291
	South Korea — 0.7%
950	Hyundai Motor Co.	79,571
1,200	Kookmin Bank	103,014
950	Korea Electric Power Corp.	39,897
23,940	Korea Gas Corp.	797,106
27,560	KT&G Corp. (144A) - GDR è	777,178
200	POSCO	51,211
170	Samsung Electronics Co. Ltd.	109,929
		1,957,906

	Spain — 4.3%
8,200	Acciona SA	$1,275,681
46,300	Acerinox SA	756,955
52,500	Banco Popular Espanol SA	771,754
170,286	BSCH	2,485,008
67,664	Iberdrola SA	2,177,241
12,573	NH Hoteles SA	216,229
3,600	Prosegur Cia de Seguridad SA	90,854
7,441	Sogecable SA *	296,519
202,365	Telefonica SA	3,167,178
9,950	Viscofan SA	140,803
		11,378,222
	Sweden — 1.1%
30,700	Assa Abloy AB	567,522
227,820	Ericsson, Class B	862,242
7,500	Hoganas AB, Class B	181,900
13,300	Svenska Cellulosa AB	583,083
30,600	Svenska Handelsbanken, Class A	849,243
		3,043,990
	Switzerland — 1.2%
10,300	Adecco SA	573,656
19,700	Compagnie Financiere Richemonte AG (UNIT)	942,354
400	Geberit AG	380,710
400	Kudelski SA	11,348
8,000	Logitech International SA *	317,720
15,180	Novartis AG	842,265
510	PubliGroupe SA *	152,974
		3,221,027
	Taiwan — 0.4%
226,847	Asustek Computer, Inc. - GDR	603,413
27,700	Chunghwa Telecom Co., Ltd. - ADR †	542,643
		1,146,056
	Thailand — 1.2%
492,200	Advanced Info Service PCL	1,157,894
132,000	GMM Grammy PCL	39,028
163,000	Kasikornbank PCL	287,156
330,000	Matichon PCL	106,055
89,000	MBK PCL	113,267
240,000	Post Publishing PCL	52,449
64,000	Siam Cement PCL	421,410
94,800	Siam Cement PCL - NVDR	575,210
521,200	Thai Union Frozen Products PCL - NVDR	405,355
178,000	Thanachart Capital PCL	72,988
		3,230,812

	United Kingdom — 16.1%
70,100	Amvescap plc	$653,057
27,462	Anglo American plc - ADR	537,431
64,782	Arriva plc	691,010
65,000	Associated British Ports Holdings plc	815,426
64,133	Aviva plc	889,488
53,700	BAA plc	772,260
170,000	BAE Systems plc	1,240,876
78,200	Barclays plc	913,803
190,168	BG Group plc	2,368,752
42,773	BOC Group plc	1,148,332
107,158	Boots Group plc	1,334,093
234,802	BP plc	2,692,917
170,735	Brambles Industries plc	1,275,877
60,000	BT Group plc	231,806
13,767	Bunzl plc	163,108
239,200	Cable & Wireless plc	453,335
90,450	Capita Group plc	720,977
9,456	Carnival plc	463,373
157,397	Compass Group plc	622,667
45,400	Devro plc	100,029
52,404	Diageo plc	824,055
138,400	Enodis plc	359,183
23,100	Enterprise Inns plc	381,119
139,199	GKN plc	802,965
98,112	GlaxoSmithKline plc	2,558,617
67,850	Hanson plc	886,338
137,800	Hays plc	387,529
139,870	HBOS plc	2,330,399
2,100	Homeserve plc	52,771
91,700	ICAP plc	709,709
17,000	Informa plc	141,416
39,600	Intertek Group plc	565,022
778,400	Invensys plc *	310,596
158,300	ITV plc	327,456
54,600	Ladbrokes plc	368,460
195,518	Lloyds TSB Group plc	1,871,597
53,633	MyTravel Group plc, Class A *	226,974
308,500	Pilkington plc	865,300
41,102	Provident Financial plc	502,811
22,660	Reckitt Benckiser plc	796,399
75,700	Reed Elsevier plc	723,690
24,800	Rexam plc	239,785
39,160	Rio Tinto plc	2,015,341
48,121	Royal Bank of Scotland Group plc	1,562,187
151,300	Sage Group plc	722,444
25,950	Smiths Group plc	442,543
209,015	Stagecoach Group plc	416,493

118,100	Tesco plc	$675,590
37,500	TI Automotive Ltd., Class A * (a) (b)	1
161,677	Unilever plc	1,650,386
215,300	Vodafone Group plc	449,286
31,600	WPP Group plc	377,869
		42,632,948
	Total Foreign Common Stocks (Cost $129,739,935)	200,852,776

	Commingled Investment Vehicles — 13.7%
	Exchange Traded Funds — 3.7%
38,700	iShares MSCI EAFE Index Fund	2,512,404
55,000	iShares MSCI Emerging Markets Index Fund	5,445,000
40,000	iShares MSCI South Korea Index Fund	1,866,000
		9,823,404
	Private Investment Funds — 10.0%
	Convexity Capital Offshore, LP * (a) (c) (b) (d)	11,541,007
35,691	Lansdowne UK Equity Fund Limited * (a) (c) (b) (d)	7,774,464
65,654	Tosca * (a) (c) (b) (d)	7,013,780
		26,329,251
	Total Commingled Investment Vehicles (Cost $26,542,762)	36,152,655

Preferred Stocks — 0.3%
496,000	Caemi Mineracao e Metalurgica SA (Brazil) (Cost $345,593)	875,187

Miscellaneous — 0.0% (e)
6,948	Suez SA, Strip VVPR - PSE Shares (France) * (a) (Cost $81)	84

Warrants — 0.0% (e)
20,400	Multi-Purpose Holdings Berhad Warrants, Expiring 2/26/2009 (Malaysia) * (Cost $564)	886

Principal Amount		Interest Rate	Maturity Date	Value
	Short-Term Investments — 10.0%
	Repurchase Agreement — 4.5%
$11,861,465	Investors Bank & Trust Company Repurchase Agreement issued 3/31/06 (proceeds at maturity $11,864,678) (Collateralized by a $5,794,372 SBA Pool #505934, 7.625%, due 04/25/22, and a $5,755,410 SBA Pool #506791, 7.375%, due 09/25/23, with market value, including accrued interest, of $6,244,922, and $6,209,616, respectively) (Cost $11,861,465)	3.250%	04/03/06	$11,861,465
	US Treasury Securities — 5.5% #
10,000,000	US Treasury Bill ††	4.597%	08/03/06	9,846,850
5,000,000	US Treasury Bill	4.814%	09/28/06	4,886,860
	Total US Treasury Securities (Cost $14,732,668)			14,733,710
	Total Short-Term Investments (Cost $26,594,133)			26,595,175
	Total Investments — 99.8% (Cost $183,223,068)			264,476,763
	Other Assets in Excess of Liabilities — 0.2%			475,628
	Net Assets — 100.0%			$264,952,391

Summary of Industry Classifications (as a % of total net assets):

Basic Materials	5.7%
Communications	8.9
Consumer, Cyclical	7.9
Consumer, Non-cyclical	10.8
Diversified	2.4
Energy	6.5
Financial	17.7
Funds	3.7
Industrial	11.1
Private Investment Funds (d)	10.0
Repurchase Agreements	4.5
Technology	1.9
US Government Obligations	5.5
Utilities	3.2
Financial Futures Contracts	0.6
Forward Currency Contracts	0.0 (e)
Liabilities in Excess of Other Assets	(0.4)
Total	100.0%

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
LSE	London Stock Exchange
MSE	Milan Stock Exchange
NVDR	Non-Voting Depositary Receipt
PDR	Philippine Depositary Receipt
PSE	Paris Stock Exchange
SBA	Small Business Administration
SSE	Singapore Stock Exchange
TSE	Toronto Stock Exchange
UNIT	A security with an attachment to buy shares, bonds, or other types of securities at a specific price before a predetermined date.
VVPR	Verminderde Voorheffing Précompte Réduit (Belgium dividend coupon)

#	Interest rate represents the yield to maturity at the time of purchase.
*	Non-income producing security.
†	A Sponsored ADR is an American Depositary Receipt that is issued through the cooperation of the company whose stock will be the underlying asset.
††

Security or a portion thereof is held as initial margin for financial futures and held as collateral for short sales. See Appendix B of Notes to Financial Statements for further information on financial futures contracts.

è

Security exempt from registration under Rule 144A of the Securities Act of 1933. Security may be resold in transactions exempt from registration, normally to qualified buyers. At March 31, 2006, the market value of this security was $777,178 or 0.29% of net assets.

(a)	Illiquid security.
(b)	Security is valued in good faith under procedures established by the board of directors.
(c)	Restricted security. See Appendix D of Notes to Financial Statements.
(d)	Portfolio holdings information of the Private Investment Funds is not available as of March 31, 2006. These positions are therefore grouped into their own industry classification.
(e)	Rounds to less than 0.1%.

Income Tax Information

At March 31, 2006, the aggregate cost of investment securities for income tax purposes was $183,223,068. Net unrealized appreciation aggregated $81,253,695 of which $84,142,428 related to appreciated investment securities and $(2,888,733) related to depreciated investment securities.

TIFF US EQUITY FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)                                                                                 March 31, 2006

Number of
Shares		Value
	Common Stocks — 70.0%
	Aerospace and Defense — 1.8%
61,500	AAR Corp. *	$1,751,520
9,000	Lockheed Martin Corp.	676,170
9,300	Northrop Grumman Corp.	635,097
13,600	Raytheon Co.	623,424
		3,686,211
	Apparel — 0.4%
14,000	Coach, Inc. *	484,120
5,100	Nike, Inc., Class B	434,010
		918,130
	Auto Manufacturers and Parts — 1.2%
114,000	Cooper Tire & Rubber Co.	1,634,760
54,700	Ford Motor Co.	435,412
6,400	Paccar, Inc.	451,072
		2,521,244
	Banking — 6.9%
25,000	Bank of America Corp.	1,138,500
62,000	BankUnited Financial Corp., Class A	1,676,480
44,531	Chittenden Corp.	1,290,063
6,800	Comerica, Inc.	394,196
31,395	Downey Financial Corp.	2,112,883
13,900	Keycorp	511,520
69,300	North Valley Bancorp	1,244,628
72,000	People’s Bank	2,358,000
61,469	SNB Bancshares, Inc. *	1,127,341
39,000	South Financial Group, Inc. (The)	1,019,850
6,200	UnionBanCal Corp.	434,992
7,900	Wachovia Corp.	442,795
9,500	Wells Fargo & Co.	606,765
		14,358,013
	Beverages, Food and Tobacco — 3.9%
2,800	Altria Group, Inc.	198,408
6,300	Campbell Soup Co.	204,120
18,600	Coca-Cola Co. (The)	778,782
6,500	General Mills, Inc.	329,420
24,900	Kroger Co. (The) *	506,964
36,300	Molson Coors Brewing Co., Class B	2,490,906
11,900	PepsiCo, Inc.	687,701
61,700	Ralcorp Holdings, Inc. *	2,347,685
4,700	Reynolds American, Inc.	495,850
		8,039,836

	Biotechnology — 0.5%
11,300	Amgen, Inc. *	$822,075
2,300	Genentech, Inc. *	194,373
		1,016,448
	Chemicals — 1.7%
33,400	FMC Corp.	2,070,132
57,050	Mosaic Co. (The) *	818,668
3,300	PPG Industries, Inc.	209,055
7,100	Rohm & Haas Co.	346,977
		3,444,832
	Commercial Services — 5.3%
9,200	Cendant Corp.	159,620
96,000	DeVry, Inc. *	2,185,920
47,100	ITT Educational Services, Inc. *	3,016,755
41,500	Live Nation, Inc. *	823,360
11,300	McKesson Corp.	589,069
66,800	Preview Systems, Inc. * (a)	200
95,881	Rent-A-Center, Inc. *	2,453,595
50,200	United Rentals, Inc. *	1,731,900
		10,960,419
	Computers — 0.9%
4,400	Apple Computer, Inc. *	275,968
4,200	Computer Sciences Corp. *	233,310
8,400	Electronic Data Systems Corp.	225,372
23,300	Hewlett-Packard Co.	766,570
5,500	IBM	453,585
		1,954,805
	Cosmetics and Personal Care — 0.2%
7,300	Estee Lauder Companies, Inc. (The), Class A	271,487
3,200	Procter & Gamble Co.	184,384
		455,871
	Distribution and Wholesale — 0.8%
50,800	Owens & Minor, Inc.	1,664,716
	Electric Utilities — 2.0%
5,000	American Electric Power Co., Inc.	170,100
6,500	Constellation Energy Group, Inc.	355,615
9,500	Edison International	391,210
7,100	PG&E Corp.	276,190
197,618	Sierra Pacific Resources *	2,729,105
4,200	TXU Corp.	187,992
		4,110,212
	Electrical Components and Equipment — 0.3%
2,900	Emerson Electric Co.	242,527
15,600	General Cable Corp. *	473,148
		715,675

	Electronics — 3.5%
123,600	Checkpoint Systems, Inc. *	$3,322,368
19,200	Fisher Scientific International, Inc. *	1,306,560
49,000	Rogers Corp. *	2,669,520
		7,298,448
	Entertainment and Leisure — 0.1%
5,400	International Game Technology	190,188
	Environmental Control — 1.4%
6,500	Mine Safety Appliances Co.	273,000
146,981	Nalco Holding Co. *	2,601,564
		2,874,564
	Financial Services — 2.8%
1,500	Bear Stearns Companies, Inc. (The)	208,050
9,200	CIT Group, Inc.	492,384
32,600	Citigroup, Inc.	1,539,698
5,700	Goldman Sachs Group, Inc.	894,672
8,000	JPMorgan Chase & Co.	333,120
4,900	Lehman Brothers Holdings, Inc.	708,197
11,100	Merrill Lynch & Co., Inc.	874,236
12,500	Morgan Stanley	785,250
		5,835,607
	Healthcare Products — 3.8%
3,100	Alcon, Inc.	323,206
3,000	Becton, Dickinson & Co.	184,740
48,500	Cooper Companies, Inc. (The)	2,620,455
17,900	Johnson & Johnson	1,060,038
269,200	PharmChem, Inc. * (a)	808
100,100	STERIS Corp.	2,470,468
41,400	Viasys Healthcare, Inc. *	1,245,312
		7,905,027
	Healthcare Services — 4.9%
13,000	Aetna, Inc.	638,820
78,400	LifePoint Hospitals, Inc. *	2,438,240
40,000	Lincare Holdings, Inc. *	1,558,400
38,100	Magellan Health Services, Inc. *	1,541,907
118,600	Odyssey HealthCare, Inc. *	2,041,106
37,000	Universal Health Services, Inc., Class B	1,879,230
		10,097,703
	Heavy Machinery — 0.3%
7,900	Caterpillar, Inc.	567,299
	Home Builders — 0.2%
12,666	D.R. Horton, Inc.	420,764
	Household Products and Wares — 0.3%
3,100	Clorox Co. (The)	185,535
6,500	Kimberly-Clark Corp.	375,700
		561,235

	Insurance — 2.4%
9,700	Allstate Corp. (The)	$505,467
60,000	Brown & Brown, Inc.	1,992,000
42,200	Hilb, Rogal & Hobbs Co.	1,739,484
3,800	Loews Corp.	384,560
9,500	Principal Financial Group	463,600
		5,085,111
	Internet — 1.3%
113,147	Internet Security Systems *	2,713,265
	Lodging — 0.1%
3,000	Marriott International, Inc., Class A	205,800
	Media — 1.7%
176,036	Cox Radio, Inc., Class A *	2,362,403
7,875	Emmis Communications Corp., Class A *	126,000
11,000	McGraw-Hill Companies, Inc. (The)	633,820
11,600	Time Warner, Inc.	194,764
6,400	Univision Communications, Inc., Class A *	220,608
		3,537,595
	Metals and Mining — 0.5%
5,400	Freeport-McMoRan Copper & Gold, Inc., Class B	322,758
6,000	Nucor Corp.	628,740
35,000	Pacific Rim Mining Corp. - ASE Shares (Canada) *	26,950
		978,448
	Miscellaneous Manufacturing — 2.0%
50,292	Brink’s Co. (The)	2,552,822
2,900	Eaton Corp.	211,613
25,600	GenTek, Inc. *	531,712
2,300	Illinois Tool Works, Inc.	221,513
11,400	Ingersoll-Rand Co. Ltd.	476,406
2,300	Textron, Inc.	214,797
		4,208,863
	Oil and Gas — 2.5%
2,500	Anadarko Petroleum Corp.	252,525
2,900	Burlington Resources, Inc.	266,539
6,300	ConocoPhillips	397,845
9,100	Devon Energy Corp.	556,647
9,600	EnCana Corp. - NYSE Shares	448,608
21,900	Exxon Mobil Corp.	1,332,834
7,900	Marathon Oil Corp.	601,743
10,000	Petro-Canada - NYSE Shares	475,900
5,700	Sunoco, Inc.	442,149
6,600	Talisman Energy, Inc. - NYSE Shares	350,988
		5,125,778

	Pharmaceuticals — 1.3%
9,500	Abbott Laboratories	$403,465
9,500	AmerisourceBergen Corp.	458,565
8,700	Cardinal Health, Inc.	648,324
50,400	Pfizer, Inc.	1,255,968
		2,766,322
	Retail — 4.8%
50,000	Applebee’s International, Inc.	1,227,500
8,000	Best Buy Co., Inc.	447,440
110,125	Big Lots, Inc. *	1,537,345
66,300	Geerlings & Wade, Inc. *	99,450
18,800	Home Depot, Inc.	795,240
9,500	Limited Brands, Inc.	232,370
11,300	Nordstrom, Inc.	442,734
65,000	Ruby Tuesday, Inc.	2,085,200
100,000	Saks, Inc. *	1,930,000
7,400	Starbucks Corp. *	278,536
5,200	Target Corp.	270,452
10,500	Yum! Brands, Inc.	513,030
		9,859,297
	Semiconductors — 0.8%
45,400	Intel Corp.	878,490
7,100	National Semiconductor Corp.	197,664
21,100	Texas Instruments, Inc.	685,117
		1,761,271
	Software — 2.8%
167	CA, Inc.	4,544
9,800	Fiserv, Inc. *	416,990
3,900	Intuit, Inc. *	207,441
49,900	Microsoft Corp.	1,357,779
110,900	MoneyGram International, Inc.	3,406,848
28,553	Nexprise, Inc. * (a)	7,138
28,200	Oracle Corp. *	386,058
		5,786,798
	Telecommunications — 4.7%
231,300	Andrew Corp. *	2,840,364
6,900	BCE, Inc. - NYSE Shares	166,014
16,100	BellSouth Corp.	557,865
311,400	Cincinnati Bell, Inc. *	1,407,528
51,300	Cisco Systems, Inc. *	1,111,671
94,100	General Communications, Inc., Class A *	1,137,669
7,400	Qualcomm, Inc.	374,514
24,100	U.S. Cellular Corp. *	1,430,576
22,000	Verizon Communications, Inc.	749,320
		9,775,521
	Transportation — 1.9%
6,400	Burlington Northern Santa Fe Corp.	533,312

20,000	Con-way, Inc.	$998,800
41,800	EGL, Inc. *	1,881,000
4,100	FedEx Corp.	463,054
		3,876,166
	Total Common Stocks (Cost $108,163,483)	145,277,482
	Private Investment Funds — 24.6%
	Adage Capital Partners, LP * (a) (b) (c) (d)	31,055,250
	Freeman Fair Value Fund I, LP * (b) (c) (d) (e)	19,598,381
	Gotham Partners, LP * (a) (b) (c) (d)	271,894
	Total Commingled Investment Vehicles (Cost $41,873,485)	50,925,525

Principal		Interest	Maturity
Amount		Rate	Date
	Short-Term Investments — 5.5%
	Repurchase Agreement — 3.1%
$6,462,861	Investors Bank & Trust Company Repurchase Agreement issued 03/31/06 (proceeds at maturity $6,464,612) (Collateralized by a $1,522,458 SBA Pool #503499, 7.125%, due 10/25/21, and a $4,766,154 SBA Pool #506038, 7.625%, due 08/25/27, with market value, including accrued interest, of $1,621,604, and $5,164,400, respectively) (Cost $41,873,485)	3.250%	04/03/06	6,462,861
	US Treasury Securities — 2.4% #
500,000	US Treasury Bill	4.652%	08/10/06	491,880
1,500,000	US Treasury Bill	4.677%	08/17/06	1,474,286
3,000,000	US Treasury Bill †	4.814%	09/28/06	2,932,116
	Total US Treasury Securities (Cost $4,897,096)			4,898,282
	Total Short-Term Investments (Cost $11,359,957)			11,361,143
	Total Investments — 100.1% (Cost $161,396,925)			207,564,150
	Liabilities in Excess of Other Assets — (0.1%)			(111,477)
	Net Assets — 100.0%			$207,452,673

Summary of Industry Classifications (as a % of total net assets):

Basic Materials	2.1%
Communications	7.7
Consumer, Cyclical	7.6
Consumer, Non-cyclical	20.1
Energy	2.5
Financial	12.2
Industrial	11.2
Private Investment Funds (d)	24.6
Repurchase Agreements	3.1
Technology	4.6
US Government Obligations	2.4
Utilities	2.0
Financial Futures Contracts	(0.6)
Other Assets in Excess of Other Liabilities	0.5
Total	100.0%

ASE	American Stock Exchange
NYSE	New York Stock Exchange
SBA	Small Business Administration

#	Interest rate represents the yield to maturity at the time of purchase.
*	Non-income producing security.
†	Security or a portion thereof is held as initial margin for financial futures contracts. See Appendix B of Notes to Financial Statements.
(a)	Illiquid security.
(b)	Restricted security. See Appendix D of Notes to Financial Statements.
(c)	Security is valued in good faith under procedures established by the board of directors.
(d)	Portfolio holdings information of the Private Investment Funds is not available as of March 31, 2006. These positions are therefore grouped into their own industry classification.
(e)

The valuation committee has determined the partnership interest in Freeman Fair Value Fund I, LP to be liquid based on the ability to redeem the private investment fund interest upon seven days’ notice and payment of a 0.25% redemption fee. The TIP board of directors duly ratified the liquidity determination and agreed to fair value the private investment fund at 99.75% of its stated market value to take into account this potential redemption fee.

Income Tax Information

At March 31, 2006, the aggregate cost of investment securities for income tax purposes was $161,396,925. Net unrealized appreciation aggregated $46,167,225, of which $50,553,738 related to appreciated investment securities and $(4,386,513) related to depreciated investment securities.

TIFF GOVERNMENT BOND FUND /                                                                                                     March 31, 2006
SCHEDULE OF INVESTMENTS (UNAUDITED)

Principal		Interest	Maturity
Amount		Rate	Date	Value
	US Treasury Security — 99.1%
$37,907,000	US Treasury Note (Cost $37,784,974)	4.500%	02/15/16	$36,867,514
	Repurchase Agreements — 99.0%
2,750,000	Bear, Stearns & Co., Inc. Repurchase Agreement issued 03/29/06 (proceeds at maturity $2,752,460) (Collateralized by a $2,850,000 US Treasury Note, 3.625%, due 01/15/10, with a market value, including accrued interest, of $2,778,935)	4.600%	04/05/06	2,750,000
183,548	Investors Bank & Trust Company Repurchase Agreement issued 03/31/06 (proceeds at maturity $183,598) (Collateralized by a $180,289 SBA Pool #507312, 6.625%, due 06/25/30, with a market value, including accrued interest, of $192,726)	3.250%	04/03/06	183,548
16,600,000	Morgan Stanley Repurchase Agreement issued 03/31/06 (proceeds at maturity $16,606,156) (Collateralized by a $17,220,000 US Treasury Note, 1.625%, due 01/15/15, with a market value, including accrued interest, of $16,991,070)	4.450%	04/03/06	16,600,000
17,300,000	Nomura Securities Co. Ltd. Repurchase Agreement issued 03/28/06 (proceeds at maturity $17,315,541) (Collateralized by a $14,445,000 US Treasury Note, 7.250%, due 05/15/16, with a market value, including accrued interest, of $18,057,554)	4.620%	04/04/06	17,300,000
	Total Repurchase Agreements (Cost $36,833,548)			36,833,548
	Total Investments — 198.1% (Cost $74,618,522)			73,701,062
	Liabilities in Excess of Other Assets — (98.1%)			(36,493,735)
	Net Assets — 100.0%			$37,207,327

Summary of Industry Classifications (as a % of total net assets):

Repurchase Agreements	99.0%
US Government Obligation	99.1
Reverse Repurchase Agreements	(98.6)
Other Assets in Excess of Other Liabilities	0.5
Total	100.0%

SBA	Small Business Administration

Income Tax Information

At March 31, 2006, the aggregate cost of investment securities for income tax purposes was $74,618,522. Net unrealized depreciation aggregated $(917,460), of which $0 related to appreciated investment securities and $(917,460) related to depreciated investment securities.

TIFF SHORT-TERM FUND /                                                                                                                      March 31, 2006
SCHEDULE OF INVESTMENTS (UNAUDITED)

Principal		Interest	Maturity
Amount		Rate	Date	Value
	US Treasury Securities — 97.1% #
$63,050,000	US Treasury Bill	4.595%	08/03/06	$62,084,389
750,000	US Treasury Bill	4.682%	08/10/06	737,820
1,000,000	US Treasury Bill	4.729%	08/24/06	981,947
38,000,000	US Treasury Bill	4.740%	08/31/06	37,279,786
50,000	US Treasury Bill	4.796%	09/07/06	49,003
3,450,000	US Treasury Bill	4.814%	09/28/06	3,371,934
	Total US Treasury Securities (Cost $104,494,197)			104,504,879
	Time Deposit — 0.9%
1,003,000	Investors Bank & Trust Company (Cost $1,003,000)	4.500%	04/03/06	1,003,000
	Total Investments — 98.0% (Cost $105,497,197)			105,507,879
	Other Assets in Excess of Liabilities — 2.0%			2,179,664
	Net Assets — 100.0%			$107,687,543

Summary of Industry Classifications (as a % of total net assets):

Time Deposit	0.9%
US Government Obligations	97.1
Other Assets in Excess of Liabilities	2.0
Total	100.0%

#	Interest rate represents the yield to maturity at the time of purchase.

Income Tax Information

At March 31, 2006, the aggregate cost of investment securities for income tax purposes was $105,497,197. Net unrealized appreciation aggregated $10,682, of which $14,072 related to appreciated investment securities and $(3,390) related to depreciated investment securities.

Appendix A

Open Forward Currency Contracts as of March 31, 2006

Contract		US Dollar	Foreign Currency	Unrealized
Amount	Description	Receivable	(Payable)	Appreciation
	Multi-Asset Fund
	Sell Contracts
£3,942,500	British Pound Sterling settling on 04/28/06	$7,048,906	$(6,840,041)	$208,865
	International Equity Fund
	Sell Contracts
£2,122,500	British Pound Sterling settling on 04/28/06	$3,794,877	$(3,682,431)	$112,446

Appendix B

Open Futures Contracts as of March 31, 2006

			Value at	Unrealized
Number of			March 31,	Appreciation/
Contracts	Type	Cost/(Proceeds)	2006	(Depreciation)
	Multi-Asset Fund
	Long Financial Futures Contracts
263	June 2006 Topix Index	$35,652,894	$38,506,017	$2,853,123
199	June 2006 CAC40	12,079,524	12,323,956	244,432
180	June 2006 Swiss Market Index	10,947,786	10,949,994	2,208
84	June 2006 S&P TSE 60 Index	9,727,756	9,871,764	144,008
69	June 2006 DAX Index	12,339,809	12,528,184	188,375
162	June 2006 FTSE 100 Index	16,670,006	16,775,527	105,521
423	June 2006 S&P 500 Index	137,412,762	137,823,975	411,213
514	June 2006 MSCI Pan Euro	13,824,125	13,887,154	63,029
21	June 2006 S&P MIB Index	4,774,435	4,742,729	(31,706)
96	June 2006 Canadian Dollar	8,241,420	8,235,840	(5,580)
71	June 2006 Australian Dollar	5,016,107	5,081,470	65,363
311	June 2006 Euro FX GLBX	46,694,962	47,345,862	650,900
71	June 2006 Swiss Franc	6,798,250	6,864,813	66,563
200	June 2006 British Pound Sterling	21,656,679	21,725,000	68,321
506	June 2006 Japanese Yen	53,915,450	54,300,125	384,675
207	June 2006 US Treasury Long Bond (CBT)	22,967,438	22,595,344	(372,094)
39	June 2006 10-Year US Treasury Note	4,200,502	4,149,234	(51,268)
82	June 2007 90-Day Eurodollar	19,500,892	19,441,175	(59,717)
				4,727,366
	Short Financial Futures Contracts
3	June 2006 90-Day Eurodollar	(718,415)	(710,962)	7,453
1	June 2006 US Treasury Long Bond (CBT)	(110,708)	(109,156)	1,552
10	June 2006 2-Year US Treasury Note (CBT)	(2,042,624)	(2,038,594)	4,030
37	June 2006 5-Year US Treasury Note (CBT)	(3,876,786)	(3,864,187)	12,599
3	September 2006 90-Day Eurodollar	(717,165)	(710,512)	6,653
3	December 2006 90-Day Eurodollar	(715,965)	(710,587)	5,378
3	March 2007 90-Day Eurodollar	(714,952)	(710,963)	3,989
3	September 2007 90-Day Eurodollar	(713,040)	(711,450)	1,590
1	December 2007 90-Day Eurodollar	(239,509)	(237,150)	2,359
1	March 2008 90-Day Eurodollar	(239,422)	(237,138)	2,284
86	June 2008 90-Day Eurodollar	(20,453,095)	(20,390,600)	62,495
1	September 2008 90-Day Eurodollar	(239,184)	(237,050)	2,134
1	December 2008 90-Day Eurodollar	(239,034)	(236,963)	2,071
1	March 2009 90-Day Eurodollar	(238,947)	(236,925)	2,022

1	June 2009 90-Day Eurodollar	$(238,822)	$(236,863)	$1,959
18	September 2009 90-Day Eurodollar	(4,287,191)	(4,262,175)	25,016
18	December 2009 90-Day Eurodollar	(4,285,341)	(4,260,375)	24,966
17	March 2010 90-Day Eurodollar	(4,046,157)	(4,023,050)	23,107
17	June 2010 90-Day Eurodollar	(4,045,307)	(4,021,987)	23,320
				214,977
				$4,942,343
	International Equity Fund
	Long Financial Futures Contracts
75	June 2006 Topix Index	$10,167,175	$10,980,803	$813,628
71	June 2006 CAC40	4,309,780	4,396,989	87,209
160	June 2006 Swiss Market Index	9,731,365	9,733,328	1,963
68	June 2006 S&P TSE 60 Index	7,874,850	7,991,428	116,578
18	June 2006 DAX Index	3,230,375	3,268,222	37,847
32	June 2006 FTSE 100 Index	3,314,100	3,313,684	(416)
126	June 2006 MSCI Pan Euro	3,418,577	3,404,244	(14,333)
5	June 2006 S&P MIB Index	1,136,724	1,129,221	(7,503)
32	June 2006 Canadian Dollar	2,766,400	2,745,280	(21,120)
28	June 2006 Australian Dollar	1,978,183	2,003,960	25,777
89	June 2006 Euro FX GLBX	13,331,644	13,549,138	217,494
56	June 2006 Swiss Franc	5,362,000	5,414,500	52,500
55	June 2006 British Pound Sterling	5,943,626	5,974,375	30,749
139	June 2006 Japanese Yen	14,786,125	14,916,437	130,312
				$1,470,685
	US Equity Fund
	Long Financial Futures Contracts
274	June 2006 S&P 500 Index	$89,023,150	$89,276,050	$252,900
	Short Financial Futures Contracts
46	June 2006 Midcap 400 Index	(17,891,700)	(18,363,200)	(471,500)
85	June 2006 Russell 2000 Index	(31,926,250)	(32,801,500)	(875,250)
				(1,346,750)
				$(1,093,850)

Appendix C

Reverse Repurchase Agreements as of March 31, 2006

Multi-Asset Fund

	Face	Market
Description	Value	Value
Morgan Stanley, 3.50%, dated 03/01/06, to be repurchased on 05/01/06, at face value, plus accrued interest	$12,505,158	$12,534,927
Morgan Stanley, Variable Rate, 3.65%, dated 03/15/06, to be repurchased on 04/12/06, at face value, plus accrued interest	14,475,000	14,499,949
Morgan Stanley, 4.80%, dated 03/28/06, to be repurchased on 04/04/06, at face value, plus accrued interest	3,840,000	3,842,048
Total reverse repurchase agreements		$30,876,924

Government Bond Fund

	Face	Market
Description	Value	Value
Morgan Stanley, 3.65%, dated 03/15/06, to be repurchased on 04/12/06, at face value, plus accrued interest	$19,300,000	$19,333,266
Morgan Stanley, 4.25%, dated 03/22/06 to be repurchased on 04/20/06, at face value, plus accrued interest	17,325,023	17,345,476
Total reverse repurchase agreements		$36,678,742

Appendix D

Restricted Securities as of March 31, 2006

The following restricted securities were held by the funds as of March 31, 2006, and were valued in accordance with the Valuation of Investments as described in Note 2. Such securities generally may be sold only in a privately negotiated transaction with a limited number of purchasers. Each fund will bear any costs incurred in connection with the disposition of such securities.

	Investment	Date of Acquisition	Cost
Multi-Asset Fund	Convexity Capital Offshore, LP	02/16/06	$42,000,000
	Farallon Capital Institutional Partners, LP	04/01/95-11/01/05	17,746,138
	Freeman Fair Value Fund I, LP	09/30/04-07/01/05	50,000,000
	Lone Cascade, LP	01/03/06	4,473,000
	Lone Picea, LP, Class D	01/02/03-01/02/04	2,279,000
	Lone Picea, LP, Class B	01/03/05	1,617,000
	Lone Redwood, LP	12/31/97	3,154,356
	Maverick Fund USA Ltd.	12/31/02-09/01/04	20,000,000
	Maverick Fund USA Ltd., Class C	01/03/06	3,643,689
	OZ Domestic Partners, LP	12/31/01-09/30/03	9,000,000
	Regiment Capital Ltd.	06/30/03	6,000,000
	Tosca	12/30/03-07/31/04	11,000,000
	Value Realization Fund, LP (The)	06/01/96-06/30/03	13,797,935
International Equity Fund	Convexity Capital Offshore, LP	02/16/06	$11,000,000
	Lansdowne UK Equity Fund Limited	05/31/03	4,000,000
	Tosca	07/01/04	4,700,000
US Equity Fund	Adage Capital Partners, LP	12/31/01-06/30/03	$23,212,671
	Freeman Fair Value Fund I, LP	09/30/04-12/31/04	18,000,000
	Gotham Partners, LP	12/31/96-06/26/97	660,814

At March 31, 2006, the aggregate market value of restricted securities was: Multi-Asset Fund:  $240,246,416 (19.9% of net assets); International Equity Fund: $26,329,251 (10.0% of net assets); US Equity Fund: $50,925,525 (24.6% of net assets). All of the above listed securities are illiquid, with the exception of Freeman Fair Value Fund I, LP. 10% of Multi-Asset Fund’s holdings of The Value Realization Fund, LP are deemed illiquid by the board of directors. The above list does not include other securities registered under Rule 144A of the Securities Act of 1933. These securities may also be deemed to be restricted.

Appendix E

Swap Agreements as of March 31, 2006

Multi-Asset Fund

Total Return Swaps

Notional		Expiration					Net Unrealized
Amount		Date	Counterparty	Receive	Pay	Index	Appreciation
$5,000,000	USD	12/28/2006	AIG	Return on Index	3-month US Treasury Bill Rate + 0.40%	The Dow Jones - AIG Commodity Index Total Return	$89,927

Appendix F

Written Option Contracts as of  March 31, 2006

Multi-Asset Fund

	Number of Contracts	Premiums
Outstanding at beginning of period	330	$43,778
Options Written	785	145,981
Options Canceled in Closing Transactions	(987)	(141,363)
Options Expired	0	0
Options Exercised	0	0
Outstanding at end of period	128	$48,396

Item 2. Controls and Procedures.

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (“1940 Act”)) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a) Certification of Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) is attached hereto as Exhibit 99CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TIFF Investment Program, Inc.
		By:	/s/ Richard J. Flannery
Richard J. Flannery, President and Principal Executive Officer
Date	5/26/06

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

		By:	/s/ Richard J. Flannery
Richard J.Flannery, President and Principal Executive Officer
Date	5/26/06
		By:	/s/ William E. Vastardis
William E. Vastardis, Treasurer and Principal Financial Officer
Date	5/26/06